February 23, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:    SBL Fund
         Registration Statement on Form N-14 (File No. 333-164581)

Dear Sir or Madam:

Enclosed for filing pursuant to Section 8(a) of the Securities Act of 1933 (the "Act") is a Pre-Effective Amendment No.1 (the "Amendment") to the registration statement on Form N-14 under the Act for SBL Fund, which was filed on the EDGAR system on January 29, 2010 (File No. 333-164581) (together with the Amendment, the "Registration Statement").

The Registration Statement is filed in connection with the reorganization of Series H, a series of SBL Fund, into Series A, another series of SBL Fund. No fees are required in connection with this filing.

Please contact Julien Bourgeois of Dechert LLP at 202.261.3451 if you have any questions about this filing. Thank you for your assistance.

Sincerely,




Amy J. Lee
Secretary
SBL Fund

Enclosures